Change in Carrying Amount of Liability for Redeemable Preferred Shares (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Redeemable Noncontrolling Interest [Line Items]
Beginning balance	$ 387,816	$ 0	$ 0
Reclassification from redeemable non-controlling interests	0	350,826	0
Interest expenses	102,950	36,990	0
Settlement through the troubled debt restructuring (Note 19)	(490,766)	0	0
Ending balance	$ 0	$ 387,816	$ 0